Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues					$ 32,205,666	$ 21,774,937
Net revenues	$ 20,375,842	$ 24,034,397	$ 20,375,842	$ 24,034,397	32,205,666	21,774,937
Product revenues - retail (ASC 606) [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues	17,708,735	19,229,491			$ 26,389,720	$ 18,844,921
Product revenues - wholesale (ASC 606) [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues	2,618,146	4,804,906
Revenues - rental services (ASC 842) [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues	$ 48,961